NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	1 Months Ended				3 Months Ended		12 Months Ended							1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended									3 Months Ended	6 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended				1 Months Ended	6 Months Ended
	Aug. 31, 2011	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2004	Oct. 31, 2010	Aug. 24, 2007	Nov. 12, 2004	Dec. 29, 2011 Long Term Convertible Promissory Notes [Member]	Apr. 30, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 30, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] A Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2010 Junior Subordinated Convertible Promissory Notes [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Apr. 30, 2012 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	Apr. 30, 2012 May 2011 Note Financing [Member]	Oct. 31, 2011 May 2011 Note Financing [Member]	May 09, 2011 May 2011 Note Financing [Member]	Apr. 30, 2012 May 2011 Note Financing [Member] Private Placement [Member]	May 09, 2011 May 2011 Note Financing [Member] Private Placement [Member]	Apr. 30, 2012 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member] Private Placement [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Apr. 30, 2012 December 2011 Note Financing [Member]
Warrant Coverage Percentage																														23.00%		75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.15						0.40							0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.15																0.15
Long-term Debt, Gross							$ 400,000				$ 573,000			$ 540,000				$ 800,000	$ 800,000							$ 300,000	$ 300,000	$ 1,886,851	$ 688,000										$ 1,100,000		$ 59,000			$ 405,000
Short-term Convertible Promissory Note Conversions		1,500,000	1,500,000																							352,941	53,000	1,300,000
Debt Instrument, Maturity Date																	Apr. 28, 2014	Apr. 28, 2014	Apr. 28, 2014							Jun. 30, 2012									May 12, 2014								Jan. 09, 2013
Warrants Purchased During Period					6,388,449	6,388,449																				2,352,940
Debt Issuance Cost					25,000,000	25,000																				247,000	27,000
Debt Conversion, Converted Instrument, Amount				618,000				1,000,010	300,000	613,158																	169,000							38,000	1,897,000		1,962,000		1,227,500					827,500
Debt Conversion, Converted Instrument, Shares Issued	768,633													3,600,000													1,126,667	8,652,737						253,333	12,647,077		13,080,393		8,183,333					5,516,666
Debt Instrument, Discount Percentage																														10.00%	10.00%	15.00%	15.00%			15.00%							15.00%
Debt Instrument, Maturity Date Range, Start																											Oct. 19, 2011
Debt Instrument, Convertible, Conversion Price																	$ 0.15	$ 0.15										$ 0.15							$ 0.15	$ 0.15	$ 0.15		$ 0.15	$ 0.15			$ 0.15	$ 0.15
Convertible Notes Payable																																				7,100,000			2,300,000		2,300,000		1,200,000	1,200,000
Debt Instrument, Maturity Date Range, End																											Jun. 30, 2012
Debt Instrument Purchase Price																	500,000																				6,000,000	6,000,000	50,000		50,000	2,000,000	1,000,000	1,000,000
Common stock, par value (in dollars per share)					$ 0.001		$ 0.001				$ 0.001						$ 0.001
Debt Instrument, Interest Rate, Stated Percentage												12.00%					8.00%	8.00%	8.00%
Debt Instrument, Conversion Percentage																	80.00%	80.00%
Repayments of Debt							712,800									172,800
Fair Value, Option, Changes in Fair Value, Gain (Loss)															9,000	85,000
Debt Instrument, Fair Value Disclosure							570,802								99,602	99,602
Debt Instrument, Face Amount																		$ 3,000,000	$ 80,000							$ 587,000	$ 587,000										$ 3,200,000		$ 400,000